UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Emerging Markets Equity Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$59	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$24,370,246
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	31%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Emerging Markets Equity Fund	PAGE 1	38970-STSIA-0824

Putnam VT Emerging Markets Equity Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$72	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$24,370,246
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	31%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Emerging Markets Equity Fund	PAGE 1	38970-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Emerging Markets Equity Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

COMMON STOCKS (95.6%)*	Shares	Value
Automobiles (3.4%)
BYD Co., Ltd. Class H (China)	8,500	$252,260
Kia Corp. (South Korea)	4,632	433,455
Mahindra & Mahindra, Ltd. (India)	4,169	142,803
		828,518
Banks (14.5%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates) †	118,539	373,668
Alinma Bank (Saudi Arabia)	39,772	330,673
Banco do Brasil SA (Brazil)	66,100	315,832
Bank Central Asia Tbk PT (Indonesia)	445,100	268,515
Bank Mandiri Persero Tbk PT (Indonesia)	698,700	260,921
Bank of China, Ltd. Class H (China)	1,410,000	692,009
Grupo Financiero Banorte SAB de CV Class O (Mexico)	38,768	302,092
ICICI Bank, Ltd. (India)	68,085	977,897
		3,521,607
Broadline retail (3.8%)
Alibaba Group Holding, Ltd. (China)	29,716	267,149
MercadoLibre, Inc. (Brazil) †	145	238,293
PDD Holdings, Inc. ADR (China) †	3,234	429,960
		935,402
Capital markets (0.9%)
HDFC Asset Management Co., Ltd. (India)	4,747	227,383
		227,383
Chemicals (0.7%)
Hansol Chemical Co., Ltd. (South Korea)	1,351	178,158
		178,158
Construction and engineering (1.2%)
Larsen & Toubro, Ltd. (India)	7,126	301,919
		301,919
Construction materials (1.6%)
UltraTech Cement, Ltd. (India)	2,773	386,732
		386,732
Consumer staples distribution and retail (2.3%)
Dino Polska SA (Poland) †	1,735	174,507
Shoprite Holdings, Ltd. (South Africa)	15,294	237,632
Sumber Alfaria Trijaya Tbk PT (Indonesia)	826,600	138,338
		550,477
Electrical equipment (2.2%)
HD Hyundai Electric Co., Ltd. (South Korea)	821	185,638
KEI Industries, Ltd. (India)	6,460	340,911
		526,549
Electronic equipment, instruments, and components (4.1%)
Dexerials Corp. (Japan)	2,600	121,317
Elite Material Co., Ltd. (Taiwan)	10,000	145,239
Hon Hai Precision Industry Co., Ltd. (Taiwan)	76,000	498,194
Sinbon Electronics Co., Ltd. (Taiwan)	27,000	242,465
		1,007,215
Entertainment (0.6%)
Sea, Ltd. ADR (Singapore) †	2,065	147,482
		147,482
Financial services (1.9%)
Meritz Financial Group, Inc. (South Korea)	3,263	187,235
REC, Ltd. (India)	44,637	280,771
		468,006
Gas utilities (0.8%)
China Resources Gas Group, Ltd. (China)	55,800	195,535
		195,535
Ground transportation (0.6%)
Uber Technologies, Inc. †	2,076	150,884
		150,884

Putnam VT Emerging Markets Equity Fund 1

COMMON STOCKS (95.6%)* cont.	Shares	Value
Health care providers and services (1.1%)
Apollo Hospitals Enterprise, Ltd. (India)	3,747	$277,436
		277,436
Hotels, restaurants, and leisure (4.9%)
Alsea SAB de CV (Mexico)	35,823	124,534
H World Group, Ltd. ADR (China)	8,476	282,420
Indian Hotels Co., Ltd. (India)	53,352	397,966
MakeMyTrip, Ltd. (India) † S	2,177	183,086
Zomato, Ltd. (India) †	86,353	206,639
		1,194,645
Independent power and renewable electricity producers (1.5%)
NTPC, Ltd. (India)	75,404	340,075
		340,075
Insurance (0.7%)
AIA Group, Ltd. (Hong Kong)	24,400	165,455
		165,455
Interactive media and services (7.5%)
Tencent Holdings, Ltd. (China)	38,600	1,831,994
		1,831,994
IT Services (2.2%)
Tata Consultancy Services, Ltd. (India)	11,565	539,810
		539,810
Metals and mining (1.3%)
Zijin Mining Group Co., Ltd. Class H (China)	150,000	313,972
		313,972
Oil, gas, and consumable fuels (2.3%)
PetroChina Co., Ltd. Class H (China)	560,000	566,413
		566,413
Passenger airlines (0.9%)
Copa Holdings SA Class A (Panama)	2,232	212,442
		212,442
Pharmaceuticals (1.7%)
AstraZeneca PLC (United Kingdom)	1,258	196,117
Sun Pharmaceutical Industries, Ltd. (India)	12,606	229,453
		425,570
Professional services (0.5%)
Benefit Systems SA (Poland)	169	121,626
		121,626
Real estate management and development (1.6%)
Phoenix Mills, Ltd. (The) (India)	9,269	396,824
		396,824
Semiconductors and semiconductor equipment (18.4%)
MediaTek, Inc. (Taiwan)	9,000	384,753
Novatek Microelectronics Corp. (Taiwan)	13,000	242,048
SK Hynix, Inc. (South Korea)	3,681	624,261
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	108,000	3,212,083
		4,463,145
Specialty retail (0.5%)
JUMBO SA (Greece)	4,339	124,497
		124,497
Technology hardware, storage, and peripherals (5.9%)
Asia Vital Components Co., Ltd. (Taiwan)	7,000	166,339
Samsung Electronics Co., Ltd. (South Korea)	21,512	1,264,170
		1,430,509
Textiles, apparel, and luxury goods (3.4%)
Kalyan Jewellers India, Ltd. (India)	17,568	105,348
PRADA SpA (Italy)	45,600	340,953
Shenzhou International Group Holdings, Ltd. (China)	38,600	377,698
		823,999
Transportation infrastructure (1.5%)
International Container Terminal Services, Inc. (Philippines)	62,470	373,125
		373,125

2 Putnam VT Emerging Markets Equity Fund

COMMON STOCKS (95.6%)* cont.	Shares	Value
Wireless telecommunication services (1.1%)
TIM SA/Brazil (Brazil)	97,900	$278,108
		278,108
Total common stocks (cost $16,719,568)		$23,305,512

INVESTMENT COMPANIES (2.3%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	10,571	$565,866
Total investment companies (cost $505,646)		$565,866

SHORT-TERM INVESTMENTS (3.2%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.54% [d]	144,075	$144,075
Putnam Short Term Investment Fund Class P 5.48% L	637,978	637,978
Total short-term investments (cost $782,053)		$782,053

TOTAL INVESTMENTS
Total investments (cost $18,007,267)	$24,653,431

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $24,370,246.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
India	21.6	Saudi Arabia	1.3%
China	21.1	Poland	1.2
Taiwan	19.8	South Africa	1.0
South Korea	11.7	Panama	0.9
United States	5.5	United Kingdom	0.8
Brazil	3.4	Hong Kong	0.7
Indonesia	2.7	Singapore	0.6
Mexico	1.7	Greece	0.5
United Arab Emirates	1.5	Japan	0.5
Philippines	1.5	Other	0.6
Italy	1.4	Total	100.0%

Putnam VT Emerging Markets Equity Fund 3

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$425,590	$1,831,994	$—
Consumer discretionary	1,258,293	2,648,768	—
Consumer staples	—	550,477	—
Energy	—	566,413	—
Financials	617,924	3,764,527	—
Health care	—	703,006	—
Industrials	363,326	1,323,219	—
Information technology	—	7,440,679	—
Materials	—	878,862	—
Real estate	—	396,824	—
Utilities	—	535,610	—
Total common stocks	2,665,133	20,640,379	—
Investment companies	565,866	—	—
Short-term investments	—	782,053	—
Totals by level	$3,230,999	$21,422,432	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

4 Putnam VT Emerging Markets Equity Fund

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value, including $142,970 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $17,225,214)	$23,871,378
Affiliated issuers (identified cost $782,053) (Note 5)	782,053
Cash	1,129
Foreign currency (cost $1,797) (Note 1)	1,796
Dividends, interest and other receivables	96,126
Foreign tax reclaim	26,937
Receivable for shares of the fund sold	68
Receivable for investments sold	104,307
Total assets	24,883,794

Liabilities
Payable for investments purchased	27,825
Payable for shares of the fund repurchased	6,572
Payable for compensation of Manager (Note 2)	12,805
Payable for custodian fees (Note 2)	14,593
Payable for investor servicing fees (Note 2)	4,129
Payable for Trustee compensation and expenses (Note 2)	38,750
Payable for administrative services (Note 2)	54
Payable for distribution fees (Note 2)	2,782
Payable for auditing and tax fees	27,298
Collateral on securities loaned, at value (Note 1)	144,075
Other accrued expenses	234,665
Total liabilities	513,548
Net assets	$24,370,246

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$20,598,786
Total distributable earnings (Note 1)	3,771,460
Total — Representing net assets applicable to capital shares outstanding	$24,370,246

Computation of net asset value Class IA
Net assets	$17,564,748
Number of shares outstanding	903,316
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.44

Computation of net asset value Class IB
Net assets	$6,805,498
Number of shares outstanding	353,849
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.23

The accompanying notes are an integral part of these financial statements.

Putnam VT Emerging Markets Equity Fund  5

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $33,292)	$240,055
Interest (including interest income of $13,467 from investments in affiliated issuers) (Note 5)	13,471
Securities lending (net of expenses) (Notes 1 and 5)	78
Total investment income	253,604

Expenses
Compensation of Manager (Note 2)	104,169
Investor servicing fees (Note 2)	8,040
Custodian fees (Note 2)	21,642
Trustee compensation and expenses (Note 2)	605
Distribution fees (Note 2)	8,053
Administrative services (Note 2)	156
Auditing and tax fees	32,136
Other	5,949
Fees waived and reimbursed by Manager (Note 2)	(48,077)
Total expenses	132,673
Expense reduction (Note 2)	(90)
Net expenses	132,583
Net investment income	121,021

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $56,294) (Notes 1 and 3)	1,142,762
Foreign currency transactions (Note 1)	(7,248)
Swap contracts (Note 1)	31,093
Total net realized gain	1,166,607
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers (net of increase in deferred foreign taxes of $73,853)	2,132,875
Assets and liabilities in foreign currencies	(481)
Swap contracts	(1,596)
Total change in net unrealized appreciation	2,130,798
Net gain on investments	3,297,405
Net increase in net assets resulting from operations	$3,418,426

The accompanying notes are an integral part of these financial statements.

6  Putnam VT Emerging Markets Equity Fund

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$121,021	$260,074
Net realized gain (loss) on investments and foreign currency transactions	1,166,607	(277,831)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	2,130,798	2,411,113
Net increase in net assets resulting from operations	3,418,426	2,393,356
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(271,723)	(123,447)
Class IB	(93,144)	(30,052)
Decrease from capital share transactions (Note 4)	(795,718)	(1,562,185)
Total increase in net assets	2,257,841	677,672
Net assets:
Beginning of period	22,112,405	21,434,733
End of period	$24,370,246	$22,112,405
* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Emerging Markets Equity Fund  7

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)
Class IA
6/30/24†	$17.04	.10	2.60	2.70	(.30)	—	(.30)	$19.44	15.98*	$17,565	.54*	.56*	31*
12/31/23	15.38	.20	1.58	1.78	(.12)	—	(.12)	17.04	11.63	15,822	1.09	1.23	53
12/31/22	23.45	.19	(6.19)	(6.00)	(.05)	(2.02)	(2.07)	15.38	(27.24)	15,097	1.09	1.10	118
12/31/21	24.97	(.04)	(.93)	(.97)	(.18)	(.37)	(.55)	23.45	(3.98)	22,916	1.09	(.16)	78
12/31/20	19.54	.14	5.35	5.49	(.06)	—	(.06)	24.97	28.25	25,960	1.09	.69	146
12/31/19	17.66	.12	4.04	4.16	(.08)	(2.20)	(2.28)	19.54	25.21	23,383	1.09	.67	68
Class IB
6/30/24†	$16.84	.08	2.57	2.65	(.26)	—	(.26)	$19.23	15.83*	$6,805	.67*	.44*	31*
12/31/23	15.19	.16	1.57	1.73	(.08)	—	(.08)	16.84	11.39	6,291	1.34	1.00	53
12/31/22	23.25	.15	(6.14)	(5.99)	(.05)	(2.02)	(2.07)	15.19	(27.44)	6,338	1.34	.86	118
12/31/21	24.77	(.10)	(.93)	(1.03)	(.12)	(.37)	(.49)	23.25	(4.23)	9,531	1.34	(.40)	78
12/31/20	19.37	.09	5.32	5.41	(.01)	—	(.01)	24.77	27.94	11,498	1.34	.45	146
12/31/19	17.56	.08	4.01	4.09	(.08)	(2.20)	(2.28)	19.37	24.93	10,430	1.34	.42	68

Before April 30, 2020, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment.

c  The charges and expenses at the insurance company separate account level are not reflected.

d  Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Reflects an involuntary contractual expense limitation in effect during the period (Note 2). As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
6/30/24	0.21%
12/31/23	0.46
12/31/22	0.45
12/31/21	0.23
12/31/20	0.33
12/31/19	0.21

The accompanying notes are an integral part of these financial statements.

8  Putnam VT Emerging Markets Equity Fund

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Emerging Markets Equity Fund (the fund) is a non-diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) in emerging market companies of any size that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. The fund may also consider other factors that Putnam Management believes will cause the stock price to rise. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders. Emerging markets include countries in the MSCI Emerging Market Index or that Putnam Management considers to be emerging markets based on our evaluation of their level of economic development or the size and nature of their securities markets. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the

Putnam VT Emerging Markets Equity Fund 9

Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for gaining exposure to specific securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $144,075 and the value of securities loaned amounted to $142,970.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of

10 Putnam VT Emerging Markets Equity Fund

the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$3,406,348	$76,502	$3,482,850

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $18,444,386, resulting in gross unrealized appreciation and depreciation of $6,564,283 and $355,238, respectively, or net unrealized appreciation of $6,209,045.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 39.6% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

1.080%	of the first $5 billion,
1.030%	of the next $5 billion,
0.980%	of the next $10 billion,
0.930%	of the next $10 billion,
0.880%	of the next $50 billion,
0.860%	of the next $50 billion,
0.850%	of the next $100 billion and
0.845%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.454% of the fund’s average net assets.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $37,506 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 1.09% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $10,571 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$5,773
Class IB	2,267
Total	$8,040

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $90 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $18, as a quarterly retainer, has been allocated to the fund, and an additional fee

Putnam VT Emerging Markets Equity Fund 11

for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors ,LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$6,908,204	$8,120,913
U.S. government securities (Long-term)	—	—
Total	$6,908,204	$8,120,913

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,071	$250,449	76,526	$1,255,307	2,937	$51,671	14,999	$240,916
Shares issued in connection with reinvestment of distributions	15,104	271,722	7,663	123,447	5,230	93,144	1,884	30,052
	29,175	522,171	84,189	1,378,754	8,167	144,815	16,883	270,968
Shares repurchased	(54,097)	(971,019)	(137,749)	(2,236,380)	(27,818)	(491,685)	(60,637)	(975,527)
Net decrease	(24,922)	$(448,848)	(53,560)	$(857,626)	(19,651)	$(346,870)	(43,754)	$(704,559)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$880,445	$736,370	$2,199	$144,075
Putnam Short Term Investment Fund Class P‡	792,151	3,747,347	3,901,520	13,467	637,978
Total Short-term investments	$792,151	$4,627,792	$4,637,890	$15,666	$782,053
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

12 Putnam VT Emerging Markets Equity Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$47,000

As of the close of the reporting period, the fund did not hold any derivative instruments.

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Equity contracts	$31,093	$31,093
Total	$31,093	$31,093
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(1,596)	$(1,596)
Total	$(1,596)	$(1,596)

Putnam VT Emerging Markets Equity Fund 13

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

14 Putnam VT Emerging Markets Equity Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”) and The Putnam Advisory Company, LLC (“PAC”) continues to serve as a sub-adviser to your fund and certain other Putnam funds pursuant to a sub-advisory contract among Putnam Management, PIL and PAC) the “Current Sub-Advisory Contract”). The Current Management Contracts, Current Sub-Management Contract and Current Sub-Advisory Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees

Putnam VT Emerging Markets Equity Fund 15

under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

16 Putnam VT Emerging Markets Equity Fund

© 2024 Franklin Templeton. All rights reserved.	38970-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024